Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	3 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	7 years
Furniture and fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	14 years
Transportation equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	4 years
Transportation equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	7 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements	Over the shorter of lease term or life of the assets
Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	3 years
License & software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	10 years
Technology know-how [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	6 years
Trade name/trademarks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	5 years
Customer relationship [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	5 years
Customer relationship [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	10 years